COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security	$ 318,000
Contingent fees	750,000	$ 500,000	$ 500
Research and development expenses milestone payment with connection	$ 0	0	52
Royalty percentage	1.00%
Research and development expenses milestone payment	$ 0	250	0
IIA [Member]
Other Commitments [Line Items]
Maximum royalty repaid as percentage of grant received	100.00%
Royalty expense	$ 225,000	180,000	$ 60
Contingent royalty obligations		$ 9,631,000
IIA [Member] | Minimum [Member]
Other Commitments [Line Items]
Royalty percentage based on future revenues	3.00%
IIA [Member] | Maximum [Member]
Other Commitments [Line Items]
Royalty percentage based on future revenues	5.00%
May 2012 Agreement Member
Other Commitments [Line Items]
Agreement, start date	May 09, 2012
Agreement termination description	In 2014, the May 2012 Agreement was terminated except for certain payments arising from the Bayer Agreement which survive termination until August 5, 2025.
May 2012 Agreement Member | Minimum [Member]
Other Commitments [Line Items]
Participation Rights	4.00%